Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate applied to the cash flow projections	10.60%	9.50%
Growth rate used to extrapolate the cash flows	2.50%	2.60%
Intangible assets other than goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss	¥ 0	¥ 0
Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Revenue growth rates used to extrapolate cash flow projections	47.00%
Gross margin rates used to extrapolate cash flow projections	16.00%
Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Revenue growth rates used to extrapolate cash flow projections	10.00%
Gross margin rates used to extrapolate cash flow projections	3.00%